Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurments
The following table sets forth by level, within the fair value hierarchy, the assets of the Master Trust at their fair value as of December 31, 2025:

(in thousands)	(Level 1)	(Level 2)	Total
Mutual funds	$975,058	$—	$975,058
Common stock	904,135	—	904,135
Self-directed brokerage fund	186,251	13,242	199,493
Separately managed account	753,524	—	753,524
Total assets in the fair value hierarchy	$2,818,968	$13,242	$2,832,210
Investments measured at NAV(1)			9,235,568
Investments at fair value			$12,067,778
The following table sets forth by level, within the fair value hierarchy, the assets at fair value of the Master Trust as of December 31, 2024:

(in thousands)	(Level 1)	(Level 2)	Total
Mutual funds	$952,431	$—	$952,431
Common stock	838,435	—	838,435
Self-directed brokerage fund	148,390	14,107	162,497
Separately managed account	767,754	—	767,754
Total assets in the fair value hierarchy	$2,707,010	$14,107	$2,721,117
Investments measured at NAV(1)			9,099,674
Investments at fair value			$11,820,791
(1)Investments measured at NAV per share or its equivalent are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. These investments, which represent the Master Trust’s investments in collective trusts, have no unfunded commitments, have a daily redemption frequency and do not have a redemption notice period.